Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended		174 Months Ended	180 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from (used in): Operating activities:
Net (loss)/income	$ (348)	$ (2,569)	$ 4,321	$ (2,936)	$ (7,823)	$ (3,012)	$ (108,656)	$ (104,335)
Adjustments for non-cash items:
Depreciation and amortization							1,404	1,404
Non-cash Cadherin Biomedical Inc. litigation							1,187	1,187
Loss on derivative warrant	(225)	72	(5,905)	72	3,251		3,251	(2,654)
Amortization of and gain on lease inducements						(538)	(412)	(412)
Unrealized foreign exchange loss	(13)		(3)		36		45	42
Loss on impairment of capital assets						386	386	386
Non-cash severance							168	168
Stock options issued to consultants	49		49		53	10	775	824
Stock options issued to employees		2,054		2,054	2,439	355	9,965	9,965
Acquired in-process research and development							13,094	13,094
Changes in operating assets and liabilities	2,309	57	(285)	87	116	(1,889)	(23)	(308)
Net cash provided by (used in) operating activities	1,772	(386)	(1,823)	(723)	(1,928)	(4,688)	(78,817)	(80,640)
Investing activities:
Purchase of capital assets							(1,440)	(1,440)
Disposal of capital assets							115	115
Proceeds from sale of assets						24	24	24
Release of restricted cash							190	190
Restricted cash							(209)	(209)
Purchase of short-term investments							(22,148)	(22,148)
Redemption of short-term investments							22,791	22,791
Investment in Cadherin Biomedical Inc.							(166)	(166)
Acquired intellectual property rights							(640)	(640)
Net cash provided from (used in) investing activities						24	(1,483)	(1,483)
Financing activities:
Conversion of long-term debt to equity							68	68
Long-term debt repayment							(65)	(65)
Capital lease repayments							(8)	(8)
Issuance of units, net of issue costs		7,190	2,566	7,190				86,443
Issuance of common stock					7,190		83,877
Registration expense							(465)	(465)
Proceeds from convertible note							3,017	3,017
Other liability repayments							(87)	(87)
Financing expenses							(544)	(544)
Security deposits received							35	35
Proceeds from exercise of stock options							51	51
Net cash provided by financing activities		7,190	2,566	7,190	7,190		85,879	88,445
Effect of exchange rate changes on cash and cash equivalents	15		139				368	507
Increase (decrease) in cash and cash equivalents	1,787	6,804	882	6,467	5,262	(4,664)	5,947
Cash and cash equivalents - Beginning of period	5,023	348	5,947	685	685	5,349
Cash and cash equivalents - End of period	$ 6,810	$ 7,152	$ 6,810	$ 7,152	$ 5,947	$ 685	$ 5,947	$ 6,810